Financial Instruments	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Schedule of Contractual Maturities of Financial Liabilities
NOTE 14:-	FINANCIAL INSTRUMENTS

a.	Classification of financial assets and financial liabilities:

The financial assets and financial liabilities in the consolidated statements of financial position are classified by groups of financial instruments pursuant to IFRS 9, “Financial Instruments” (“IFRS 9”):

	December 31,
	2025	2024
Financial assets:
Cash, cash equivalents and restricted deposits	$4,611	$1,560
Current maturities of long-term loan	451	-
Other receivables	97	449
Related parties	15	4,239

Total financial assets at amortized cost	5,174	6,248

Investments in financial assets at fair value	997	871

Financial liabilities:

Credit from others	85	75
Loans	356	-
Lease liability	10	48

Total financial and lease liabilities	$451	$123

The following table presents the Level 1-3 financial instruments as of December 31, 2025, and 2024:

	Carrying amount	Fair Value
	December 31,	December 31, 2025
	2025	Level 1	Level 2	Level 3
Investments in short-term financial assets	$-	$-	$-	$-
Investments in financial assets	$997	$997	$-	$-
Current maturities of long-term loan (see note 8c)	$451	$-	$-	$451

	Carrying amount	Fair Value
	December 31,	December 31, 2024
	2024	Level 1	Level 2	Level 3
Investments in short-term financial assets	$517	$517	$-	$-
Investments in financial assets	$354	$354	$-	$-
Loans to a related party (see note 8c)	$4,224	$-	$-	$4,224

Investments in short-term financial assets consist of an investment in Polyrizon Ltd. pre-funded warrants (see Note 24g).

Investments in financial assets consist of investments in Nexentis, AutoMax, Nexera (as defined in Note 18e) and Clearmind (refer to notes 7, 8b, 24d and 8a, respectively).

Management believes that the carrying amount of cash, short-term deposits, trade receivables, trade payables, and other current liabilities approximate their fair value due to the short-term maturities of these instruments.

For changes in the fair values of financial instruments measured at fair value through profit refer to Note 21.

b.	Financial risk factors:

The Company’s activities expose it to various financial risks such as market risks (foreign currency risk and interest risk), credit risk and liquidity risk. The Company’s comprehensive risk management plan focuses on activities that reduce to a minimum any possible adverse effects on the Company’s financial performance.

Risk management is performed by management in accordance with the policies approved by the Board. The Board establishes written principles for the overall risk management activities as well as specific policies with respect to certain exposures to risks such as exchange rate risk, credit risk and the investments of surplus funds.

1.	Market risks:

Foreign currency risk:

The Company is exposed to exchange rate risk resulting from the exposure to different currencies, mainly from transactions in NIS and CAD. Exchange rate risk arises from recognized liabilities that are denominated in a foreign currency other than the functional currency. The exchange rate risk arising from NIS and CAD balances are immaterial as the substantial amount of the monetary items is denominated in USD.

2.	Credit risks:

All cash and restricted deposits related to the Company are held in two banks in Israel which are considered financially solid.

3.	Liquidity risk:

The Company monitors the risk of a shortage of funds on a regular basis and acts to raise funds to satisfy its liabilities. As of December 31, 2025, the Company expects to settle all of its financial liabilities in less than one year.

The carrying amounts of cash and restricted deposits, and all other financial assets and liabilities approximate their fair value.

Below is an analysis of contractual maturities of financial liabilities, including estimated interest payments and the effect of discounting, as at December 31, 2025 and 2024:

	Carrying Amount	Contractual Cash flow	1 year	2-5 years
December 31, 2025
Accounts payable	783	783	783	-
Other payables	270	270	270	-
Related parties	726	726	504	222
Current maturities of long-term loans	356	356	356	-
Accrued legal contingency	340	340	340	-
	2,475	2,475	2,253	222

	Carrying Amount	Contractual Cash flow	1 year	2-5 years
December 31, 2024
Accounts payable	816	816	816	-
Other payables	242	242	242	-
Lease liability	9	9	-	9
Accrued legal contingency	341	341	341	-
	1,408	1,408	1,399	9

The table below presents the change in the Company’s financial instruments as of December 31, 2025:

	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Balance as of January 1, 2025	871	-	4,224	5,095
Loan to related party			2,000	2,000
Interest on loan			200	200
Impairment of loan	-	-	(5,973)	(5,973)
Change in fair value	126	-	-	126
Balance as of December 31, 2025	997	-	451	1,448